CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Net income	$ 254	$ 219	$ 419	$ 546
Items that will not be reclassified subsequently to profit or loss:
Marketable securities	0	4	29	(12)
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	(4)	0	(12)	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(4)	4	17	(12)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	115	(1,175)	233	(1,062)
Cash flow hedge	(42)	(29)	(55)	(58)
Net investment hedge	(6)	99	(29)	47
Taxes on the above items	5	2	12	5
Equity accounted investments	(40)	50	(72)	63
Other comprehensive income that will be reclassified to profit or loss, net of tax	32	(1,053)	89	(1,005)
Total other comprehensive income (loss)	28	(1,049)	106	(1,017)
Comprehensive income	282	(830)	525	(471)
Attributable to:
Limited partners	29	(299)	26	(161)
General partner	39	32	77	67
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	12	(125)	11	(68)
Comprehensive Income (Loss), Portion Attributable To Non-controlling Interest, Exchange LP Units	0	0	0	0
Interest of others in operating subsidiaries	$ 202	$ (438)	$ 411	$ (309)